Description of The plan - Additional Information (Details) - EBP 002 - USD ($)					1 Months Ended	12 Months Ended
	Jun. 01, 2020	Jan. 21, 2010	Jan. 01, 1999	Dec. 21, 1998	Jul. 31, 1989	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Common stock split		5000.00%
Number of Common stock transferred out of Plan	1,545,644
Number of common stock sold						132,943
Participants contribute percentage						50.00%
EBP, Participant Contribution, Pretax, Maximum Annual Compensation, Amount						$ 23,500
Employee benefit plan participant maximum annual catch up contribution amount						$ 7,500
Catch-Up contributions eligible age						50 years
EBP, Employer Contribution, Matching Percentage						100.00%
Employee benefit plan employer contribution matching amount						$ 8,398,588
Discretionary contributions amount						$ 1,376,329
Automatically enrolled pre-tax deferral rate						6.00%
Employee benefit plan participant contribution automatic increased rate						1.00%
Employee benefit Plan non participating eligible employees contribution rate						1.00%
Employee benefit plan forfeited allocated to participant accounts						$ 1,828,842
Employee benefit plan forfeited						389,059
Employee benefit plan, forfeited non-vested						286,869	$ 1,690,717
Employee benefit plan, vested account balance						$ 50,000
Employee benefit plan note receivable from participant repayment term						30 years
Maximum
EBP, Description of Plan [Line Items]
Percentage on employee eligible compensation						6.00%
Discretionary contribution percentage							8.00%
Employee benefit plan immediate lump sum distributions transferred to individual retirement account						$ 1,000
Employee benefits plan participants contribution to increase the percentage rate automatically						6.00%
Employee benefit plan note receivable from participant interest rate						8.50%	9.50%
Minimum
EBP, Description of Plan [Line Items]
Discretionary contribution percentage						5.00%
Employee benefit plan note receivable from participant interest rate						8.25%	9.00%
7-1/4% Cumulative Convertible Preferred Stock
EBP, Description of Plan [Line Items]
Purchase of shares					1,754,386
Preferred Stock
EBP, Description of Plan [Line Items]
Employee benefit plan conversion of preferred stock				1,686,721
Berkshire Common Stock
EBP, Description of Plan [Line Items]
Employee Benefit Plan Preferred Stock Conversion Converted into Common Stock				177,106
Berkshire B ESOP Fund
EBP, Description of Plan [Line Items]
Number of shares held in plan						1,223,981	1,356,924
Berkshire B Unitized Fund
EBP, Description of Plan [Line Items]
Number of shares held in plan						182,639
Aviation Underwriters, Inc
EBP, Description of Plan [Line Items]
EBP, Employer Contribution, Matching Percentage						100.00%
Automatically enrolled pre-tax deferral rate						4.00%
Aviation Underwriters, Inc | Maximum
EBP, Description of Plan [Line Items]
Percentage on employee eligible compensation						4.00%
Two years
EBP, Description of Plan [Line Items]
Vested Percentage						50.00%
Three years
EBP, Description of Plan [Line Items]
Vested Percentage						75.00%
Four years
EBP, Description of Plan [Line Items]
Vested Percentage						100.00%
Term Loan
EBP, Description of Plan [Line Items]
Term loan					$ 150,000,000
Debt repayment year					2014
Interest rate					9.25%
Term Loan | Amended Loan
EBP, Description of Plan [Line Items]
Debt repayment year			2034
Interest rate			6.50%
Debt repaid year			2022